Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s long-term debt, which consists of Senior Notes, bank loans and a leasing arrangement, is summarized as follows:

	December 31,
(amounts in thousands)	2017	2016

Senior Notes	$73,625	$73,625

Bank Loans:
$39.6 Million Credit Facility	$—	$20,144
$409 Million Credit Facility	174,443	167,816
$330 Million Credit Facility	247,876	225,759
$42 Million Credit Facility	22,354	38,512
$67.5 Million Credit Facility	40,461	40,461
$12.5 Million Credit Facility	10,183	10,379
$27.3 Million Credit Facility	18,213	19,375
$85.5 Million Credit Facility	85,500	—
$38.7 Million Credit Facility	38,700	—
$19.6 Million Lease Financing	19,268	—
	656,998	522,446
Less: Current portion	(49,266)	(13,882)
	$607,732	$508,564

	December 31, 2017			December 31, 2016
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans, financing obligation and senior notes, gross	49,266	681,357	730,623	13,882	582,188	596,070
Unamortized deferred financing costs	(1,129)	(13,917)	(15,046)	(402)	(16,196)	(16,598)
Total bank loans and senior notes, net	48,137	667,440	715,577	13,480	565,992	579,472

Schedule of Maturities of Long-term Debt

(amounts in thousands)	Principal on Bank Loans and Senior Notes	Interest on Bank Debt and Senior Notes	Financing Obligation	Total
2018	48,099	34,380	1,971	84,450
2019	118,586	30,536	1,971	151,093
2020	209,547	24,143	1,971	235,661
2021	223,001	10,732	1,971	235,704
2022	47,889	3,939	1,971	53,799
Thereafter	64,233	877	9,413	74,523
Total	711,355	104,607	19,268	835,230

Schedule of Long-term Debt Instruments
The Company had eight credit agreements in place, which are all collateralized by certain of the Company’s vessels. The following is a summary of those credit agreements as of December 31, 2017.

	$409 Million Credit Facility	$330 Million Credit Facility	$42 Million Credit Facility	$67.5 Million Credit Facility	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility
Date of Agreement	December 30, 2014	July 29, 2014	January 30, 2015	July 30, 2014	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017

Total Vessels Financed
Kamsarmax	8	6	1	2	—	—	—	—
Ultramax	7	15	1	2	1	2	6	3

Interest Rate-LIBOR+	3.000%	2.925%	2.970%	2.950%	3.000%	2.950%	2.850%	2.850%

Commitment Fee	1.200%	1.170%	1.120%	1.250%	—%	1.180%	1.140%	1.000%

Maturity Date	December 30, 2020	July 29, 2021	6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche	7 years from each drawdown	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022

Amount drawn down (in thousands)	220,769	294,225	48,870	53,816	11,750	23,250	85,500	38,700

Amount outstanding (in thousands)	174,443	247,876	22,354	40,461	10,183	18,213	85,500	38,700

Carrying Value of Vessels Collateralized (in thousands)	450,949	579,893	61,158	112,449	29,855	60,881	142,496	64,518

Amount Available (in thousands)	—	—	—	—	—	—	—	—

Remaining Vessels to be Financed	—	—	—	—	—	—	—	—

Interest and Finance Costs
For the years ended December 31, 2017, 2016 and 2015, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2017	2016	2015
Interest expense	$27,719	$16,002	$998
Amortization of deferred financing costs	6,085	4,137	1,988
Write off of deferred financing costs	470	3,781	16,085
Change in the fair value of interest rate caps	63	—	—
Other, net	625	1,001	453
	$34,962	$24,921	$19,524